Financial Instruments (Schedule Of Changes In Fair Value Of Cash Flow Hedges Recorded In Other Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Derivative [Line Items]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	¥ (4,895)	¥ (4,736)	¥ (2,231)
Cash Flow Hedge
Derivative [Line Items]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	(5,128)	359
Cash Flow Hedge | Forward Exchange Contracts
Derivative [Line Items]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	(783)	(472)
Cash Flow Hedge | Interest Rate Swap Agreements
Derivative [Line Items]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	(1,463)	(1,327)
Cash Flow Hedge | Currency Swap Agreement
Derivative [Line Items]
Change in fair value of cash flow hedges recorded in other comprehensive income (loss)	¥ (2,882)	¥ 2,158